Reserve for Losses and Loss Adjustment Expenses - Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve for Losses and Loss Adjustment Expenses
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$ 2,332	$ 3,755	$ 4,165	$ 4,432	$ 4,432	$ 3,336	$ 1,562
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	735	751	1,013	3,187	8,165	12,257	7,472
Prior year	(92)	(19)	(54)	(1,517)	(1,891)	(132)	(180)
Total incurred	643	732	959	1,670	6,274	12,125	7,292
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	298	706	404	1,264	4,409	8,986	4,824
Prior year	1,249	622	3,292	1,679	2,132	2,043	694
Total payments	1,547	1,328	3,696	2,943	6,541	11,029	5,518
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	$ 1,428	$ 3,159	$ 1,428	$ 3,159	$ 4,165	$ 4,432	$ 3,336